11. SERIES C PREFERRED STOCK (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010	Mar. 31, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 30, 2010
Shares of Series C Preferred Stock								2,500
Purchase price per share								$ 10,000
Agreegate Purchase price								$ 25,000,000
Percentage of purchase price for warrant Exercise Price								2000.00%
Percentage of the Series C Tranche amount								10000.00%
Minimum Number of calander days								60 days
Initial exercise price per warrant								0.16
Number of shares under warrant								31,250,000
Adjusted Number of shares under warrant								30,000,000.00
Percentage of cumulative purchase price paid								2000.00%
For exercise Warrant to purchaseshares of Common Stock.	20% of this total dollar amount, or $5,000,000
Number of shares Purchased								400
Gross proceeds from Shares Purchased	4,000,000
Warrant to purchase shares of Common Stock with an aggregate purchase price								800,000
Purchase additional shares of Common Stock equal in aggregate dollar amount								4,000,000
Commitment fee					500,000
Percentage of the volume weighted average price of the Company's Common Stock on the five trading days preceding the payment date					9000.00%
Stock issued as Full payment of commitment fee				7,562,008		7,562,008
Rate Of Dividend		1000.00%			1000.00%
Accrued dividends			407,680		407,680		342,097
Purchase Price					$10,000 per share plus accrued
Percentage of the Series C Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date					11800.00%
Discount	19,229		94,887		94,887		0
Initial discount on the promissory notes					3,519,238		1,968,050
Additional debt discounts					770,107
Accrete Interest Rate							600.00%
Accreted interest on the promissory note			223,233	257,947	548,359	61,563
Dividend on series C preferred Stock						217,514
Series C Preferred Stock
Commitment fee					1,250,000
Percentage of the volume weighted average price of the Company's Common Stock on the five trading days preceding the payment date					8800.00%
Number of days to file					60
Rate Of Dividend					600.00%
Accrued dividends			799,405		799,405		400,110
Percentage of the Series C liquidation value			10000.00%		10000.00%
Purchase Price					$10,000 per share plus accrued but unpaid dividends
Percentage of the Series C Liquidation Value if redeemed prior to the first anniversary of the initial issuance date					13600.00%
Percentage of the Series C Liquidation Value if redeemed on or after the second anniversary but prior to the third anniversary of the initial issuance date					12700.00%
Percentage of the Series C Liquidation Value if redeemed on or after the third anniversary but prior to the fourth anniversary of the initial issuance date					10900.00%
Percentage of interest on notes			200.00%		200.00%
Value of secured promissory notes			17,209,711		17,209,711		12,173,251
Accrued Interest			249,290		249,290		113,767
Face Value			19,200,000		19,200,000		13,800,000
Percentage Of Discount in order to consistently reflect the Company's cost of borrowing under the terms of the underlying Series C preferred stock that permits offset			600.00%		600.00%
Accreted interest on the promissory note				61,563	405,015	406,567
Dividend on series C preferred Stock					$ 399,296	$ 128,219
Series C preferred stock outstanding	400		1,600		1,600		1,150